Property and operating equipment, Summary (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		$ 2,271,299		$ 1,826,132
Ending balances		2,732,539		2,271,299
Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		2,507,243		2,033,408
Additions		691,640		474,526
Transfers		(14,383)
Revaluation				22,974
Disposals		(137,781)	[1]	(23,665)
Ending balances		3,046,719		2,507,243
Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		(235,944)		(207,276)
Disposals		21,487		16,383
Depreciation		(99,723)		(45,051)
Ending balances		(314,180)		(235,944)
Lands [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		1,442,648
Ending balances		1,360,238		1,442,648
Lands [Member] | Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		1,442,648		1,419,674
Additions		0		0
Transfers		0
Revaluation				22,974
Disposals		(82,410)	[1]	0
Ending balances		1,360,238		1,442,648
Lands [Member] | Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		0		0
Disposals		0		0
Depreciation		0		0
Ending balances		0		0
Construction in Progress [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		687,412
Ending balances		111,868		687,412
Construction in Progress [Member] | Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		687,412		230,406
Additions	[2]	685,686		462,622
Transfers	[2]	(1,221,503)
Revaluation				0
Disposals		(39,727)	[1]	(5,616)
Ending balances		111,868		687,412
Construction in Progress [Member] | Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		0		0
Disposals		0		0
Depreciation		0		0
Ending balances		0		0
Buildings and Facilities [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		92,731
Ending balances		79,043		92,731
Buildings and Facilities [Member] | Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		114,044		114,044
Additions		0		0
Transfers		(9,421)
Revaluation				0
Disposals		0	[1]	0
Ending balances		104,623		114,044
Buildings and Facilities [Member] | Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		(21,313)		(13,011)
Disposals		7,491		73
Depreciation		(11,758)		(8,375)
Ending balances		(25,580)		(21,313)
Maritime and Transportation Equipment [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		19,797
Ending balances		1,158,522		19,797
Maritime and Transportation Equipment [Member] | Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		178,009		193,882
Additions		5,199		1,060
Transfers	[2]	1,218,065
Revaluation				0
Disposals		(2,769)	[1]	(16,933)
Ending balances		1,398,504		178,009
Maritime and Transportation Equipment [Member] | Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		(158,212)		(149,941)
Disposals		11,940		15,356
Depreciation		(69,830)		(23,627)
Ending balances		(239,982)		(158,212)
Other Equipment [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		28,711
Ending balances		22,868		28,711
Other Equipment [Member] | Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		85,130		75,402
Additions		755		10,844
Transfers		(1,524)
Revaluation				0
Disposals		(12,875)	[1]	(1,116)
Ending balances		71,486		85,130
Other Equipment [Member] | Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Beginning balances		(56,419)		(44,324)
Disposals		25,936		954
Depreciation		(18,135)		(13,049)
Ending balances		(48,618)		$ (56,419)
Floating Dock [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Transfers		392,594
Maritime Equipment [Member]
Reconciliation of changes in property, vessels and operating equipment [Abstract]
Transfers		$ 825,471

[1]	The dispositions are mainly comprised of the deconsolidation of assets due to the loss of control of subsidiaries effective October 1, 2025.
[2]	As of December 31, 2024, the balance of construction in progress and the additions made during 2025 mainly consist of costs attributable to the acquisition of the project for a floating dock and the mud vessels TMM Alfa and TMM Gama. During 2025 the acquisitions were completed, so transfers were made to the line items ‘Maritime Equipment’ and ‘Floating Dock’ for $825,471 and $392,594, respectively.